Stockholders' Equity	3 Months Ended
Mar. 22, 2014
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS’ EQUITY
Cash Dividends Declared on Common Stock The following table presents information regarding cash dividends declared on Safeway’s common stock for the first 12 weeks of fiscal 2014 and 2013.

(in millions, except per-share amounts)	Date Declared	Record Date	Per-Share Amounts	Total
2014
Quarter 1	03/12/14	03/24/14	$0.200	$46.2
2013
Quarter 1	03/14/13	03/25/13	$0.175	$42.2

Cash Dividends Paid on Common Stock The following table presents information regarding cash dividends paid on Safeway’s common stock through the first 12 weeks of fiscal 2014 and 2013.

(in millions, except per-share amounts)	Date Paid	Record Date	Per-Share Amounts	Total
2014
Quarter 1	01/09/14	12/19/13	$0.200	$46.0
2013
Quarter 1	12/31/12	12/17/12	$0.175	$41.9